EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 3.3%
Broadcasting - 1.8%
Fox Corp. - Class A	44,062	$2,298,274

Interactive Media & Services - 1.5%
Yelp, Inc. (a)	77,110	1,890,737
Total Communication Services		4,189,011

Consumer Discretionary - 24.5%
Automotive Parts & Equipment - 5.4%
BorgWarner, Inc.	40,811	2,709,850
Gentex Corp.	77,209	1,951,072
Visteon Corp.	22,049	2,187,481
		6,848,403
Casinos & Gaming - 1.6%
Boyd Gaming Corp.	23,611	2,085,560

Education Services - 3.6%
Perdoceo Education Corp.	77,441	2,478,112
Stride, Inc. (a)	24,349	2,099,858
		4,577,970
Footwear - 2.2%
Crocs, Inc. (a)	23,627	2,850,361

Homebuilding - 8.3%
DR Horton, Inc.	9,963	1,622,773
Green Brick Partners, Inc. (a)	23,139	1,852,046
M/I Homes, Inc. (a)	11,359	1,826,414
PulteGroup, Inc.	12,200	1,673,962
Taylor Morrison Home Corp. (a)	24,468	1,755,334
Toll Brothers, Inc.	11,068	1,823,453
		10,553,982
Leisure Products - 1.6%
Callaway Golf Co. (a)	110,627	2,078,681

Specialized Consumer Services - 1.8%
H&R Block, Inc.	58,632	2,232,707
Total Consumer Discretionary		31,227,664

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Consumer Staples - 8.7%
Agricultural Products & Services - 1.3%
Ingredion, Inc.	16,806	$1,591,696

Brewers - 1.0%
Molson Coors Beverage Co. - Class B	33,127	1,290,628

Packaged Foods & Meats - 4.3%
Cal-Maine Foods, Inc.	23,659	1,905,969
Pilgrim's Pride Corp.	50,429	1,417,559
Seneca Foods Corp. - Class A (a)	12,636	2,197,906
		5,521,434
Tobacco - 2.1%
Altria Group, Inc.	36,881	2,653,588
Total Consumer Staples		11,057,346

Energy - 13.2%
Oil & Gas Equipment & Services - 1.3%
Halliburton Co.	47,880	1,625,526

Oil & Gas Exploration & Production - 4.2%
APA Corp.	69,292	2,256,840
ConocoPhillips	14,123	1,468,227
EOG Resources, Inc.	12,465	1,617,085
		5,342,152
Oil & Gas Refining & Marketing - 3.4%
HF Sinclair Corp.	31,213	2,173,985
Valero Energy Corp.	8,534	2,222,595
		4,396,580
Oil & Gas Storage & Transportation - 4.3%
Cheniere Energy Partners LP	29,433	1,793,941
Hess Midstream LP - Class A	47,935	1,802,356
International Seaways, Inc.	23,828	1,824,987
		5,421,284
Total Energy		16,785,542

Health Care - 14.4%
Biotechnology - 3.0%
Biogen, Inc. (a)	8,156	1,762,185
Catalyst Pharmaceuticals, Inc. (a)	64,463	2,026,072
		3,788,257
Health Care Facilities - 2.2%
Tenet Healthcare Corp. (a)	8,228	1,539,294

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Universal Health Services, Inc. - Class B	8,460	$1,257,918
		2,797,212
Health Care Services - 1.4%
Pediatrix Medical Group, Inc. (a)	73,228	1,854,865

Managed Health Care - 3.8%
Elevance Health, Inc.	5,444	2,105,358
Molina Healthcare, Inc. (a)	11,806	2,700,032
		4,805,390
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	25,804	1,486,827
Harmony Biosciences Holdings, Inc. (a)	57,445	2,091,572
Innoviva, Inc. (a)	67,460	1,532,017
		5,110,416
Total Health Care		18,356,140

Industrials - 15.0%
Building Products - 2.3%
Owens Corning	18,184	2,890,529

Construction Machinery & Heavy Transportation Equipment - 4.2%
Allison Transmission Holdings, Inc.	22,193	2,502,039
Oshkosh Corp.	18,355	2,817,125
		5,319,164
Human Resource & Employment Services - 1.5%
Korn Ferry	29,982	1,996,202

Industrial Machinery & Supplies & Components - 2.4%
Mueller Industries, Inc.	24,762	3,043,993

Marine Transportation - 2.4%
Matson, Inc.	15,814	3,039,925

Passenger Airlines - 2.2%
Delta Air Lines, Inc.	29,767	2,787,977
Total Industrials		19,077,790

Information Technology - 7.6%
Application Software - 1.7%
Adobe, Inc. (a)	10,334	2,118,677

IT Consulting & Other Services - 2.6%
Cognizant Technology Solutions Corp. - Class A	30,990	1,200,243

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EPAM Systems, Inc. (a)	26,307	$2,087,460
		3,287,703
Semiconductor Materials & Equipment - 1.9%
Photronics, Inc. (a)	74,971	2,438,807

Technology Distributors - 1.4%
Arrow Electronics, Inc. (a)	8,669	1,850,051
Total Information Technology		9,695,238

Materials - 13.2%
Aluminum - 1.2%
Alcoa Corp.	30,481	1,589,279

Commodity Chemicals - 2.0%
Cabot Corp.	27,572	2,504,089

Copper - 2.1%
Freeport-McMoRan, Inc.	42,800	2,691,692

Fertilizers & Agricultural Chemicals - 1.9%
CF Industries Holdings, Inc.	22,345	2,419,070

Gold Mining - 2.7%
Anglogold Ashanti PLC	22,155	1,792,118
Newmont Corp.	18,478	1,725,845
		3,517,963
Metal, Glass & Plastic Containers - 1.7%
Crown Holdings, Inc.	19,044	2,129,500

Specialty Chemicals - 1.6%
Minerals Technologies, Inc.	26,961	1,994,305
Total Materials		16,845,898
TOTAL COMMON STOCKS (Cost $105,934,402)		127,234,629

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.57% (b)	309,502	309,502
TOTAL MONEY MARKET FUNDS (Cost $309,502)		309,502

TOTAL INVESTMENTS - 100.1% (Cost $106,243,904)		$127,544,131
Liabilities in Excess of Other Assets - (0.1)%		(79,731)
TOTAL NET ASSETS - 100.0%		$127,464,400

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

EUCLIDEAN FUNDAMENTAL VALUE ETF

Summary of Fair Value Disclosures as of June 30, 2026 (Unaudited)

Euclidean Fundamental Value ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$127,234,629	$—	$—	$127,234,629
Money Market Funds	309,502	—	—	309,502
Total Investments	$127,544,131	$—	$—	$127,544,131

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.